Income Tax Benefits /(Expenses) (Reconciliation of Income Tax) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit / (loss) before income tax	¥ (3,573,654)	¥ 2,721,086	¥ 590,778
Expected PRC income tax at the statutory tax rate of 25%	893,414	(680,272)	(147,695)
Tax effect of share of net profits / (losses) of investments accounted for using the equity method	(46,787)	214,750	178,685
Tax effect of other non-taxable income	9,890	10,782	54,379
Tax effect of additional deductions for R&D expenses	17,779	12,168	11,863
Tax effect of non-deductible loss, expenses and costs	(67,330)	(185,945)	(51,543)
True up for final settlement of enterprise income taxes in respect of previous years	(54,017)	0	9,188
Tax losses for which no deferred income tax asset was recognized	(24,948)	(21,225)	(2,821)
Utilization of previously unrecognized tax losses	3,353	157	13,564
Tax effect of additional deduction for purchasing environmental protection equipment	0	12,446	0
Derecognition of previously recognized tax losses	0	(7,341)	0
Income tax benefits / (expenses)	¥ 731,354	¥ (644,480)	¥ 65,620
PRC income tax rate	25.00%	25.00%	25.00%